ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The company’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2021	2020
Operating accrued liabilities	$195	$203
Accounts payable	118	114
Interest payable on non-recourse borrowings	71	65
BEPC exchangeable shares distributions payable(1)	16	11
Current portion of lease liabilities	25	30
Other	27	27
	$452	$450
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.